RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.     RELATED PARTY TRANSACTIONS

The Company’s related parties include:

Related party	Nature of the relationship

Key management personnel	Officers and directors of the Company

Platoro Resource Corp. (“Platoro”)

Platoro is a private company controlled by a director of the Company. Platoro provided geological and investor relations services to the Company.

These transactions occurred in the normal course of business and were conducted on terms substantially similar to arm’s length transactions.

(a)     Services

The Company entered into the following related party transactions:

	2019	2018
Consulting services provided by Platoro	$—	$22

(b)     Compensation of key management personnel

Key management personnel include the Company’s Directors, President and Chief Executive Officer, Chief Financial Officer, and vice presidents. Amounts owing to key management personnel are included in trade and other payables. The Company is committed to making severance payments amounting to approximately $1,589 to certain officers and management in the event of a change in control of the Company.

Compensation to key management personnel consisted of the following:

	2019	2018
Salaries and benefits	$1,674	$1,982
Directors’ fees	478	417
Termination benefits	658	—
Share based compensation	1,227	1,033
	$4,037	$3,432

Directors fees during the year ended December 31, 2019 include $55 for special committee fees (2018 – $77).